INTEREST AND FINANCE EXPENSE	12 Months Ended
Dec. 31, 2019
INTEREST AND FINANCE EXPENSE
INTEREST AND FINANCE EXPENSE

16.          INTEREST AND FINANCE EXPENSE

	For the year ended
	December 31,	December 31,
	2019	2018
Interest expense on loan facility	$26,045	$1,178
Interest expense on convertible notes	7,818	7,818
Interest expense on leases	836	16
Accretion of decommissioning and restoration provision	446	568
Other interest expense	157	512
Interest expense on credit facility	—	56,834
	$35,302	$66,926